Related parties (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Sales (purchases), net
	09/30/2026	12/31/2025	09/30/2026	12/31/2025	09/30/2026	09/30/2025
Transactions with majority shareholders
Suzano Holding S.A.	64		(1,718)	(412,146)	(48)	(336)
Controller			(893)	(219,817)
Related persons			(146)	(36,053)
Alden Fundo de Investimento em Ações			(124)	(30,444)
	64		(2,881)	(698,460)	(48)	(336)

Transactions with associates and joint operations
Management	576	914			1,775	375
Bexma Participações Ltda.	23	6	(15)		19	11
Naman Capital Ltda.	35		(2)		52	5
Civelec Participações Ltda.	1,930	2,895
Fundação Arymax	22	5	(4)		18	8
Ibema Companhia Brasileira de Papel (1)	55,442	68,209	(2,039)	(658)	106,996	146,503
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	4	2			(2,474)	(3,730)
IPLF Holding S.A.	2		(2)		3	4
Mabex Representações e Participações Ltda.			(953)	(16)	(3,170)	(1,022)
Nemonorte Imóveis e Participações Ltda.				(7)	(88)	(134)
Woodspin Oy					(321)	625
	58,034	72,031	(3,015)	(681)	102,810	142,645
	58,098	72,031	(5,896)	(699,141)	102,762	142,309

Assets
Trade accounts receivable (Note 11)	55,442	68,209
Other assets	2,656	3,822
Liabilities
Trade accounts payable (Note 21)			(3,015)	(681)
Dividends payable			(2,837)	(698,460)
Other liabilities			(44)
	58,098	72,031	(5,896)	(699,141)

(1)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]
The amounts presented correspond to expenses related to the compensation of key management personnel, including the Board of Directors, the Fiscal Council, and the Statutory Executive Board, recognized in profit or loss on an accrual basis, encompassing the recognition and reversal of related provisions and, therefore, not necessarily reflecting the cash disbursements made during the period.

	09/30/2026	09/30/2025
Short-term benefits
Salary or compensation	27,795	32,767
Direct and indirect benefits	1,119	836
Bonus	11,082	20,149
	39,996	53,752
Long-term benefits
Share-based compensation plan	14,458	45,658
	14,458	45,658
Payroll charges
Payroll charges	12,548	32,429
	12,548	32,429

	67,002	131,839